Segment Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues:
Total revenues		$ 481,430	¥ 3,310,062	¥ 2,846,006	¥ 2,561,636
Less: business taxes and related surcharges		(2,975)	(20,454)	(19,098)	(48,064)
Net revenues		478,455	3,289,608	2,826,908	2,513,572
Operating cost and expenses:
Relationship manager compensation		(92,153)	(633,599)	(616,064)	(563,620)
Performance Fee Compensation		(3,080)	(21,175)	(11,291)	(8,146)
Other Compensation		(132,269)	(909,418)	(780,017)	(728,639)
Total compensation and benefits		(227,502)	(1,564,192)	(1,407,372)	(1,300,405)
Selling expenses		(60,028)	(412,720)	(320,462)	(322,667)
General and administrative expenses		(40,635)	(279,387)	(248,878)	(234,488)
Other operating expenses		(24,634)	(169,368)	(147,318)	(151,088)
Government subsidies		9,102	62,583	74,156	162,365
Total operating cost and expenses		(343,697)	(2,363,084)	(2,049,874)	(1,846,283)
Income (loss) from operations		134,758	926,524	777,034	667,289
One Time Commissions
Revenues:
Total revenues from others	[1]	106,612	733,009	541,025	817,324
Total revenues from funds Gopher manages	[1]	42,904	294,984	561,059	314,763
Total revenues			1,027,993
Recurring Service Fees
Revenues:
Total revenues from others	[1]	86,373	593,856	605,092	535,711
Total revenues from funds Gopher manages	[1]	172,016	1,182,693	802,761	715,015
Total revenues			1,776,549
Performance Based Income
Revenues:
Total revenues from others	[1]	6,269	43,101	86,494	20,390
Total revenues from funds Gopher manages	[1]	14,622	100,533	54,502	38,851
Total revenues			143,634
Other Service
Revenues:
Total revenues from others	[1]	52,634	361,886	195,073	119,582
Total revenues			361,886
Revenues from Others [Member]
Revenues:
Total revenues from others	[1]	251,888	1,731,852	1,427,684	1,493,007
Revenues from Funds Gopher Manages
Revenues:
Total revenues from funds Gopher manages	[1]	$ 229,542	1,578,210	1,418,322	1,068,629
Wealth Management
Revenues:
Total revenues			2,318,212	2,141,395	1,968,928
Less: business taxes and related surcharges			(12,206)	(15,128)	(37,274)
Net revenues			2,306,006	2,126,267	1,931,654
Operating cost and expenses:
Relationship manager compensation			(631,234)	(611,550)	(556,554)
Other Compensation			(534,516)	(463,370)	(443,705)
Total compensation and benefits			(1,165,750)	(1,074,920)	(1,000,259)
Selling expenses			(367,589)	(295,798)	(280,993)
General and administrative expenses			(164,802)	(146,122)	(120,764)
Other operating expenses			(54,291)	(77,490)	(82,059)
Government subsidies			53,620	49,008	78,445
Total operating cost and expenses			(1,698,812)	(1,545,322)	(1,405,630)
Income (loss) from operations			607,194	580,945	526,024
Wealth Management | One Time Commissions
Revenues:
Total revenues from others			731,424	539,938	816,139
Total revenues from funds Gopher manages			292,899	560,047	311,876
Total revenues			1,024,323
Wealth Management | Recurring Service Fees
Revenues:
Total revenues from others			571,782	577,544	473,796
Total revenues from funds Gopher manages			564,228	300,352	287,108
Total revenues			1,136,010
Wealth Management | Performance Based Income
Revenues:
Total revenues from others			42,570	84,105	11,793
Total revenues from funds Gopher manages			1,739	9,019	57
Total revenues			44,309
Wealth Management | Other Service
Revenues:
Total revenues from others			113,570	70,390	68,159
Total revenues			113,570
Wealth Management | Revenues from Others [Member]
Revenues:
Total revenues from others			1,459,346	1,271,977	1,369,887
Wealth Management | Revenues from Funds Gopher Manages
Revenues:
Total revenues from funds Gopher manages			858,866	869,418	599,041
Asset Management Business
Revenues:
Total revenues			751,759	590,640	541,285
Less: business taxes and related surcharges			(3,228)	(2,599)	(9,475)
Net revenues			748,531	588,041	531,810
Operating cost and expenses:
Relationship manager compensation				(4)	(1,452)
Performance Fee Compensation			(21,175)	(11,291)	(8,146)
Other Compensation			(251,923)	(190,032)	(155,567)
Total compensation and benefits			(273,098)	(201,327)	(165,165)
Selling expenses			(22,200)	(9,271)	(16,172)
General and administrative expenses			(80,873)	(70,618)	(77,201)
Other operating expenses			(25,310)	(27,773)	(35,923)
Government subsidies			6,148	23,848	83,920
Total operating cost and expenses			(395,333)	(285,141)	(210,541)
Income (loss) from operations			353,198	302,900	321,269
Asset Management Business | One Time Commissions
Revenues:
Total revenues from others			1,585	1,087	1,185
Total revenues from funds Gopher manages			2,085	1,012	2,887
Total revenues			3,670
Asset Management Business | Recurring Service Fees
Revenues:
Total revenues from others			22,074	27,548	61,915
Total revenues from funds Gopher manages			618,465	502,409	427,907
Total revenues			640,539
Asset Management Business | Performance Based Income
Revenues:
Total revenues from others			531	2,389	8,597
Total revenues from funds Gopher manages			98,794	45,483	38,794
Total revenues			99,325
Asset Management Business | Other Service
Revenues:
Total revenues from others			8,225	10,712
Total revenues			8,225
Asset Management Business | Revenues from Others [Member]
Revenues:
Total revenues from others			32,415	41,736	71,697
Asset Management Business | Revenues from Funds Gopher Manages
Revenues:
Total revenues from funds Gopher manages			719,344	548,904	469,588
Other Financial Service Business
Revenues:
Total revenues			240,091	113,971	51,423
Less: business taxes and related surcharges			(5,020)	(1,371)	(1,315)
Net revenues			235,071	112,600	50,108
Operating cost and expenses:
Relationship manager compensation			(2,365)	(4,510)	(5,614)
Other Compensation			(122,979)	(126,615)	(129,367)
Total compensation and benefits			(125,344)	(131,125)	(134,981)
Selling expenses			(22,931)	(15,393)	(25,502)
General and administrative expenses			(33,712)	(32,138)	(36,523)
Other operating expenses			(89,767)	(42,055)	(33,106)
Government subsidies			2,815	1,300
Total operating cost and expenses			(268,939)	(219,411)	(230,112)
Income (loss) from operations			(33,868)	(106,811)	(180,004)
Other Financial Service Business | Other Service
Revenues:
Total revenues from others			240,091	113,971	51,423
Total revenues			240,091
Other Financial Service Business | Revenues from Others [Member]
Revenues:
Total revenues from others			¥ 240,091	¥ 113,971	¥ 51,423

[1]	Starting from 2018, the Group reports revenue streams in two categories-revenues from funds Gopher manages and revenues from others, instead of the previous categories-third-party revenues and related party revenues, to provide more relevant and accurate information. The Group also revised the comparative period presentation to conform to current period classification.